Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
China Contribution Plan
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 83.2	$ 51.1	$ 53.3